Other Current Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets
6.	OTHER CURRENT ASSETS

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Prepaid expenses	143,180	217,918	35,997
Advances to suppliers	107,024	539,608	89,137
Tax prepayments	727	266,630	44,044
Receivables from online payment agencies and others	129,476	811,109	133,985

	380,407	1,835,265	303,163